Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 183,674	$ 86,752
Restricted cash	0	1,137
Marketable securities	147,806	241,293
User funds	151,602	143,020
Bank deposits	85,893	134,000
Restricted deposit	1,284	0
Other receivables	24,217	19,019
Total current assets	594,476	625,221
Marketable securities	328,332	189,839
Property and equipment, net	4,735	5,660
Operating lease right-of-use assets	6,720	9,077
Intangible assets, net	10,722	14,770
Goodwill	77,270	77,270
Other non-current assets	1,349	1,965
Total assets	1,023,604	923,802
Current liabilities:
Trade payables	5,494	8,630
User accounts	142,203	133,032
Deferred revenue	11,047	11,353
Other account payables and accrued expenses	44,110	41,328
Operating lease liabilities	2,571	2,755
Total current liabilities	205,425	197,098
Long-term liabilities:
Convertible notes	455,305	452,764
Operating lease liabilities	4,482	6,649
Other non-current liabilities	2,618	1,559
Total long-term liabilities	462,405	460,972
Total liabilities	667,830	658,070
Commitments and contingencies (see note 11)
Shareholders' equity:
Shares authorized: 127,400,000 and 75,000,000 ordinary shares with no par value as of December 31, 2023 and 2022, respectively Shares issued and outstanding: 38,653,958 and 37,537,563 ordinary shares as of December 31, 2023 and 2022, respectively
Additional paid-in capital	640,846	565,834
Accumulated deficit	(284,358)	(288,039)
Accumulated other comprehensive income (loss)	(714)	(12,063)
Total shareholders' equity	355,774	265,732
Total liabilities and shareholders' equity	$ 1,023,604	$ 923,802